Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of fair value assets and liabilities measured on recurring basis (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties		$ 15,835.0	$ 15,531.1
Marketable securities:
Real estate-related	[1]	825.7	1,415.1
Marketable securities excluding real estate		4,150.2	4,088.7
Total investments (cost: $25,697.4 and $24,169.8)		29,899.0	28,480.4
Loans payable		(2,365.0)	(2,608.0)
Line of credit		(250.0)	0.0
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties		15,835.0	15,531.1
Real estate joint ventures		7,204.2	6,356.6
Real estate funds		311.8	175.9
Marketable securities:
Real estate-related		825.7	1,415.1
Loans receivable		1,572.1	913.0
Total investments (cost: $25,697.4 and $24,169.8)		29,899.0	28,480.4
Loans payable		(2,365.0)	(2,608.0)
Line of credit		(250.0)
Recurring | Government agency notes
Marketable securities:
Marketable securities excluding real estate		259.6	2,050.7
Recurring | United States Treasury securities
Marketable securities:
Marketable securities excluding real estate		2,589.1	2,038.0
Recurring | Corporate bonds
Marketable securities:
Marketable securities excluding real estate		1,268.3
Recurring | Municipal bonds
Marketable securities:
Marketable securities excluding real estate		33.2
Recurring | Level 1: Quoted Prices in Active Markets for Identical Assets
Marketable securities:
Real estate-related		825.7	1,415.1
Total investments (cost: $25,697.4 and $24,169.8)		825.7	1,415.1
Recurring | Level 2: Significant Other Observable Inputs
Marketable securities:
Total investments (cost: $25,697.4 and $24,169.8)		4,150.2	4,088.7
Recurring | Level 2: Significant Other Observable Inputs | Government agency notes
Marketable securities:
Marketable securities excluding real estate		259.6	2,050.7
Recurring | Level 2: Significant Other Observable Inputs | United States Treasury securities
Marketable securities:
Marketable securities excluding real estate		2,589.1	2,038.0
Recurring | Level 3: Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties		15,835.0	15,531.1
Real estate joint ventures		7,204.2	6,356.6
Marketable securities:
Loans receivable		1,572.1	913.0
Total investments (cost: $25,697.4 and $24,169.8)		24,611.3	22,800.7
Loans payable		(2,365.0)	$ (2,608.0)
Line of credit		$ (250.0)

[1]	Includes securities loaned of $25.2 million at December 31, 2019 and $67.4 million at December 31, 2018.